UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-03735

The New Economy Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: May 31, 2014

Michael W. Stockton

The New Economy Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Kathryn A. Sanders

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

The New Economy Fund®
Semi-annual report for the six months ended May 31, 2014

The New Economy Fund seeks long-term growth of capital by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2014 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	22.79%	17.88%	9.39%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.83% for Class A shares as of the prospectus dated February 1, 2014.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Global diversification can help reduce these risks. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

Continuing recovery in most major economies and supportive monetary policy helped equities post solid gains for the period. The New Economy Fund increased 5.58% for the six months ended May 31, 2014, compared with the 7.61% rise of the unmanaged Standard & Poor’s 500 Composite Index, a broad measure of the U.S. stock market, and the 6.63% return of the Global Service and Information Index,† an unmanaged index that tracks companies in the services and information sectors around the world.

The fund’s return also compares with the 6.24% gain of the Lipper Growth Funds Index, which measures a number of U.S. growth funds, and the 5.00% return of the Lipper International Funds Index, which measures funds invested in securities whose primary trading markets are outside the U.S.

Results at a glance

For periods ended May 31, 2014, with all distributions reinvested

	Cumulative total returns		Average annual total returns
					(since 12/1/83)
	6 months	1 year	5 years	10 years	Lifetime

The New Economy Fund (Class A shares)	5.58%	25.82%	19.18%	9.98%	11.54%
Standard & Poor’s 500 Composite Index*	7.61	20.42	18.38	7.76	11.05
Global Service and Information Index*†	6.63	19.61	16.34	6.92	N/A
Lipper Growth Funds Index	6.24	21.76	17.96	7.16	9.31
Lipper International Funds Index	5.00	17.27	11.45	7.71	N/A

*	This market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	The index is compiled by Capital Research and Management Company, the investment adviser to the fund.

The New Economy Fund	1

For the 10-year period ending May 31, 2014, The New Economy Fund had an average annual total return of 9.98%, which exceeded the 7.76% return of the S&P 500, the 6.92% return of the Global Service and Information Index, the 7.16% return of the Lipper Growth Funds Index and the 7.71% return of the Lipper International Funds Index. We believe the five-year, 10-year and lifetime returns are important for investors to consider as they are most reflective of our long-term approach and philosophy (see the table on page 1).

The market in review

The U.S. stock market continued to rise during the period. Despite a few pullbacks during the six months, particularly in some stocks that had done well in 2013, the stock market nonetheless continued to gain ground. U.S. market valuations are reasonable, given history and the current level of interest rates, though they are clearly subject to volatility as we saw this period.

The U.S. economy continues to recover, albeit at a slower pace than past cycles. The Federal Reserve has reaffirmed its commitment to keeping interest rates at historically low levels. Europe’s recovery is lagging the U.S. recovery, but its economy as a whole is improving. Some countries in Europe have strengthened more rapidly than others.

Where the fund’s assets are invested	(percent of net assets)

	As of 5/31/14	As of 11/30/13

United States	54.3%	56.3%

Europe
Euro zone*	8.4	7.6
United Kingdom	6.5	5.0
Other Europe	2.2	2.2
	17.1	14.8

Asia & Pacific Basin
Hong Kong	4.8	7.9
China	3.4	3.5
Japan	2.3	2.3
South Korea	1.6	1.9
Other Asia & Pacific Basin	3.2	3.5
	15.3	19.1

Other (including Latin America)	0.9	0.6

Short-term securities & other assets less liabilities	12.4	9.2
	100.0%	100.0%

*	Countries using the euro as a common currency: Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Latvia, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain.

2	The New Economy Fund

China is experiencing slowing growth, but so far is managing this transition effectively. Emerging markets continue to be volatile amid ongoing geopolitical issues swirling in different countries, principally Ukraine, Thailand and Iraq.

The fund’s portfolio in review

During the period, many of the companies we hold continued to grow and expand. Some segments of the market experienced a fair amount of volatility, particularly biotechnology and internet-related companies. Despite this, Netflix, the fund’s largest holding, gained 14.22% and second-largest holding Gilead Sciences rose 8.56%.

Our top-10 holdings within the health care sector also had solid results. Alexion Pharmaceuticals, an American biopharmaceutical company; Grifols, a Spanish multinational pharmaceutical and chemical company; and Hologic, a developer, manufacturer and supplier of diagnostic and medical imaging systems related to women’s health, all realized positive returns.

During the period, some of the fund’s holdings did not keep up with the broader market. Samsung Electronics (+0.19%) and Amazon (–20.60%) were two examples.

Looking ahead

The market has risen considerably in the past five-plus years, since the 2009 lows. Given the length of the market’s expansion, it is not too surprising that valuations in most sectors have risen appreciably. Usually at this time in a cycle, there tends to be an increase in volatility, which is something we are watching and preparing for.

We live in an increasingly short-term oriented world, yet we continue to focus on the same approach that has served our shareholders well in the long term. That is, we concentrate on deep and thorough global research, fundamental analysis and a long-term approach to our investments.

We thank you for your investment in The New Economy Fund.

Sincerely,

Timothy D. Armour	Claudia P. Huntington
Vice Chairman of the Board	President

July 15, 2014

For current information about the fund, visit americanfunds.com.

The New Economy Fund	3

Summary investment portfolio May 31, 2014	unaudited

Industry sector diversification	Percent of net assets

Country diversification	Percent of net assets
United States	54.3%
Euro zone*	8.4
United Kingdom	6.5
Hong Kong	4.8
China	3.4
Japan	2.3
South Korea	1.6
Russian Federation	0.8
Australia	0.7
Philippines	0.6
Other countries	4.2
Short-term securities & other assets less liabilities	12.4
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, France, Germany, Greece, Ireland, the Netherlands, Portugal and Spain.

Common stocks 87.60%	Shares	Value (000)	Percent of net assets
Health care 20.98%
Gilead Sciences, Inc.[1]	4,246,563	$344,863	2.45%
Thermo Fisher Scientific Inc.	2,446,000	285,962	2.03
Alexion Pharmaceuticals, Inc.[1]	1,649,900	274,411	1.95
Grifols, SA, Class A, non-registered shares	1,601,000	86,750
Grifols, SA, Class B, non-registered shares	1,318,175	54,625	1.31
Grifols, SA, Class B (ADR)	1,040,085	43,288
Hologic, Inc.[1]	7,121,450	174,048	1.24
Amgen Inc.	1,199,995	139,187	.99
Stryker Corp.	1,507,750	127,390	.90
McKesson Corp.	600,000	113,784	.81
Biogen Idec Inc.[1]	354,150	113,105	.80

4	The New Economy Fund

	Shares	Value (000)	Percent of net assets
Illumina, Inc.[1]	643,776	$101,878	.72%
NuVasive, Inc.[1,2]	2,917,700	97,276	.69
Myriad Genetics, Inc.[1]	2,922,695	96,917	.69
BioMarin Pharmaceutical Inc.[1]	1,596,050	92,507	.66
Mesoblast Ltd.[1,2]	20,210,000	91,033	.65
Synageva BioPharma Corp.[1]	998,587	81,035	.57
Other securities		636,250	4.52
		2,954,309	20.98

Information technology 18.05%
Google Inc., Class A1	262,225	149,901
Google Inc., Class C1	262,225	147,103	2.11
Samsung Electronics Co. Ltd.	163,047	230,618	1.64
Baidu, Inc., Class A (ADR)[1]	886,400	147,142	1.04
Intuit Inc.	1,717,200	136,157	.97
Accenture PLC, Class A	1,638,300	133,440	.95
Texas Instruments Inc.	2,555,000	120,034	.85
AAC Technologies Holdings Inc.	17,712,000	104,518	.74
Oracle Corp.	2,110,500	88,683	.63
Other securities		1,283,610	9.12
		2,541,206	18.05

Consumer discretionary 17.41%
Netflix, Inc.[1]	934,800	390,587	2.77
Galaxy Entertainment Group Ltd.	28,120,000	224,693	1.60
Daily Mail and General Trust PLC, Class A, nonvoting	10,236,701	149,367	1.06
lululemon athletica inc.[1]	3,299,197	147,243	1.05
MGM China Holdings Ltd.	36,772,000	128,060	.91
Amazon.com, Inc.[1]	403,400	126,083	.89
Kingfisher PLC	15,865,000	104,244	.74
ProSiebenSat.1 Media AG	2,071,000	94,249	.67
DIRECTV[1]	1,024,600	84,468	.60
Melco Crown Entertainment Ltd. (ADR)	2,448,900	84,414	.60
Other securities		917,732	6.52
		2,451,140	17.41

Financials 11.36%
AIA Group Ltd.	27,722,200	138,916	.99
Crown Castle International Corp.	1,389,400	106,609	.76
SVB Financial Group[1]	882,800	93,091	.66
Endurance Specialty Holdings Ltd.	1,526,000	78,925	.56
Other securities		1,181,944	8.39
		1,599,485	11.36

Industrials 7.81%
Nielsen NV	3,762,000	181,554	1.29
Ryanair Holdings PLC (ADR)[1]	2,274,700	129,339	.92
CSX Corp.	3,592,222	105,611	.75
Union Pacific Corp.	437,977	87,276	.62
Other securities		595,433	4.23
		1,099,213	7.81

The New Economy Fund	5

Common stocks (continued)	Shares	Value (000)	Percent of net assets
Telecommunication services 3.39%
SoftBank Corp.	1,842,700	$132,953	.94%
Verizon Communications Inc.	2,242,141	112,017	.80
Other securities		231,649	1.65
		476,619	3.39

Energy 1.83%
Schlumberger Ltd.	1,122,400	116,775	.83
Other securities		140,839	1.00
		257,614	1.83

Consumer staples 1.54%
Costco Wholesale Corp.	698,000	80,982	.57
Other securities		135,947	.97
		216,929	1.54

Materials 0.36%
Other securities		50,011	.36

Miscellaneous 4.87%
Other common stocks in initial period of acquisition		685,931	4.87

Total common stocks (cost: $8,232,028,000)		12,332,457	87.60

Rights & warrants 0.04%
Miscellaneous 0.04%
Other rights & warrants in initial period of acquisition		5,845	.04

Total rights & warrants (cost: $0)		5,845	.04

Short-term securities 12.71%	Principal amount (000)
Federal Home Loan Bank 0.05%–0.135% due 6/6–10/1/2014	$398,400	398,372	2.83
Freddie Mac 0.055%–0.15% due 6/10–10/9/2014	203,700	203,679	1.45
Coca-Cola Co. 0.12%–0.20% due 7/22–12/1/2014[3]	191,500	191,420	1.36
IBM Corp. 0.06%–0.09% due 6/26–8/20/2014[3]	147,900	147,889	1.05
Fannie Mae 0.07%–0.13% due 7/21–11/12/2014	107,400	107,385	.76
Procter & Gamble Co. 0.08%–0.10% due 6/3–8/14/2014[3]	97,000	96,993	.69
Google Inc. 0.11% due 8/7/2014[3]	32,400	32,395	.23
Other securities		611,700	4.34

Total short-term securities (cost: $1,789,771,000)		1,789,833	12.71
Total investment securities (cost: $10,021,799,000)		14,128,135	100.35
Other assets less liabilities		(49,889)	(.35)

Net assets		$14,078,246	100.00%

6	The New Economy Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $6,606,000, which represented .05% of the net assets of the fund. All of these securities (with an aggregate value of $6,606,000, an aggregate cost of $31,575,000, and which represented .05% of the net assets of the fund) were acquired from 9/6/2000 to 4/18/2002 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended May 31, 2014, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 5/31/2014 (000)
NuVasive, Inc.[1]	2,896,186	100,000	78,486	2,917,700	$—	$97,276
Mesoblast Ltd.[1]	14,210,000	6,000,000	—	20,210,000	—	91,033
Avanti Communications Group PLC[1]	6,933,372	—	—	6,933,372	—	33,035
Exelixis, Inc.[4]	11,930,900	692,000	12,622,900	—	—	—
					$—	$221,344

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $944,504,000, which represented 6.71% of the net assets of the fund.
[4]	Unaffiliated issuer at 5/31/2014.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

The New Economy Fund	7

Financial statements

Statement of assets and liabilities	unaudited
at May 31, 2014	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $9,788,096)	$13,906,791
Affiliated issuers (cost: $233,703)	221,344	$14,128,135
Cash		120
Receivables for:
Sales of investments	22,961
Sales of fund’s shares	23,713
Dividends and interest	17,789	64,463
		14,192,718
Liabilities:
Payables for:
Purchases of investments	86,978
Repurchases of fund’s shares	14,182
Investment advisory services	4,547
Services provided by related parties	6,454
Trustees’ deferred compensation	2,155
Other	156	114,472
Net assets at May 31, 2014		$14,078,246

Net assets consist of:
Capital paid in on shares of beneficial interest		$9,115,966
Undistributed net investment income		46,505
Undistributed net realized gain		809,572
Net unrealized appreciation		4,106,203
Net assets at May 31, 2014		$14,078,246

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (360,439 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$9,743,710	248,442	$39.22
Class B	46,375	1,250	37.09
Class C	444,768	12,146	36.62
Class F-1	480,038	12,231	39.25
Class F-2	532,494	13,579	39.22
Class 529-A	371,802	9,551	38.93
Class 529-B	7,221	194	37.15
Class 529-C	106,095	2,860	37.09
Class 529-E	19,859	516	38.51
Class 529-F-1	26,457	680	38.90
Class R-1	42,982	1,146	37.50
Class R-2	182,466	4,843	37.68
Class R-3	315,854	8,190	38.57
Class R-4	339,644	8,722	38.94
Class R-5	144,941	3,681	39.37
Class R-6	1,273,540	32,408	39.30

See Notes to Financial Statements

8	The New Economy Fund

Statement of operations	unaudited
for the six months ended May 31, 2014	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $2,032)	$103,502
Interest	877	$104,379
Fees and expenses*:
Investment advisory services	26,009
Distribution services	16,648
Transfer agent services	8,262
Administrative services	1,441
Reports to shareholders	420
Registration statement and prospectus	259
Trustees’ compensation	327
Auditing and legal	48
Custodian	583
Other	304	54,301
Net investment income		50,078

Net realized gain and unrealized depreciation on investments and currency:
Net realized gain on:
Investments (net of non-U.S. taxes of $1,392; also includes $14,347 net loss from affiliates)	809,118
Currency transactions	1,280	810,398
Net unrealized depreciation on:
Investments	(153,739)
Currency translations	(167)	(153,906)
Net realized gain and unrealized depreciation on investments and currency		656,492

Net increase in net assets resulting from operations		$706,570

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

The New Economy Fund	9

Statements of changes in net assets
	(dollars in thousands)

	Six months ended	Year ended
	May 31,	November 30,
	2014*	2013

Operations:
Net investment income	$50,078	$46,521
Net realized gain on investments and currency transactions	810,398	829,210
Net unrealized (depreciation) appreciation on investments and currency translations	(153,906)	2,609,212
Net increase in net assets resulting from operations	706,570	3,484,943

Dividends and distributions paid to shareholders:
Dividends from net investment income	(44,133)	(46,579)
Distributions from net realized gain on investments	(759,677)	(236,050)
Total dividends and distributions paid to shareholders	(803,810)	(282,629)

Net capital share transactions	1,738,181	1,434,691

Total increase in net assets	1,640,941	4,637,005

Net assets:
Beginning of period	12,437,305	7,800,300
End of period (including undistributed net investment income: $46,505 and $40,560, respectively)	$14,078,246	$12,437,305

*Unaudited.

See Notes to Financial Statements

10	The New Economy Fund

Notes to financial statements	unaudited

1. Organization

The New Economy Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy. Shareholders approved a proposal to reorganize the fund into a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the fund reserves the right to delay the implementation.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

The New Economy Fund	11

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

12	The New Economy Fund

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

The New Economy Fund	13

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values

14	The New Economy Fund

are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2014 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$2,954,309	$—	$—	$2,954,309
Information technology	2,541,206	—	—	2,541,206
Consumer discretionary	2,444,534	—	6,606	2,451,140
Financials	1,599,485	—	—	1,599,485
Industrials	1,099,213	—	—	1,099,213
Telecommunication services	476,619	—	—	476,619
Energy	257,614	—	—	257,614
Consumer staples	216,929	—	—	216,929
Materials	50,011	—	—	50,011
Miscellaneous	685,931	—	—	685,931
Rights & warrants	5,845	—	—	5,845
Short-term securities	—	1,789,833	—	1,789,833
Total	$12,331,696	$1,789,833	$6,606	$14,128,135

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund. The fund may be subject to additional risks because it invests in a more limited group of sectors and industries than the broad market.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

The New Economy Fund	15

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

16	The New Economy Fund

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended May 31, 2014, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2009, by state tax authorities for tax years before 2008 and by tax authorities outside the U.S. for tax years before 2007.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2013, the fund had tax basis undistributed ordinary income of $84,896,000 and undistributed long-term capital gains of $717,857,000.

As of May 31, 2014, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$4,302,141
Gross unrealized depreciation on investment securities	(196,988)
Net unrealized appreciation on investment securities	4,105,153
Cost of investment securities	10,022,982

The New Economy Fund	17

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended May 31, 2014			Year ended November 30, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$60,201	$511,493	$571,694	$35,632	$178,162	$213,794
Class B	185	3,217	3,402	—	1,543	1,543
Class C	1,250	21,730	22,980	—	5,991	5,991
Class F-1	3,173	24,471	27,644	786	4,288	5,074
Class F-2	3,059	19,383	22,442	998	3,248	4,246
Class 529-A	2,089	18,886	20,975	1,139	6,060	7,199
Class 529-B	27	479	506	—	234	234
Class 529-C	328	5,704	6,032	—	1,911	1,911
Class 529-E	76	970	1,046	33	309	342
Class 529-F-1	178	1,297	1,475	101	391	492
Class R-1	114	1,989	2,103	—	701	701
Class R-2	590	10,257	10,847	—	3,844	3,844
Class R-3	1,329	15,863	17,192	491	5,174	5,665
Class R-4	1,733	14,457	16,190	1,047	4,799	5,846
Class R-5	2,167	13,661	15,828	1,192	3,825	5,017
Class R-6	8,954	54,500	63,454	5,160	15,570	20,730
Total	$85,453	$718,357	$803,810	$46,579	$236,050	$282,629

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.580% on the first $500 million of daily net assets and decreasing to 0.345% on such assets in excess of $27 billion. For the six months ended May 31, 2014, the investment advisory services fee was $26,009,000, which was equivalent to an annualized rate of 0.390% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net

18	The New Economy Fund

assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of May 31, 2014, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. During the period December 1, 2013, to March 31, 2014, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. Effective April 1, 2014, the quarterly fee was amended to provide for reduced annual rates of 0.07%, 0.06% and 0.05% over $30 billion, $50 billion and $70 billion,

The New Economy Fund	19

respectively, of the net assets invested in Class 529 shares of the American Funds. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. The Commonwealth of Virginia is not considered a related party.

For the six months ended May 31, 2014, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$10,926	$6,371	$469	Not applicable
Class B	255	38	Not applicable	Not applicable
Class C	1,993	270	100	Not applicable
Class F-1	607	312	121	Not applicable
Class F-2	Not applicable	207	102	Not applicable
Class 529-A	353	193	88	$166
Class 529-B	38	5	2	4
Class 529-C	501	59	25	47
Class 529-E	46	6	5	9
Class 529-F-1	—	14	6	12
Class R-1	186	21	9	Not applicable
Class R-2	667	325	45	Not applicable
Class R-3	726	237	73	Not applicable
Class R-4	350	142	70	Not applicable
Class R-5	Not applicable	60	60	Not applicable
Class R-6	Not applicable	2	266	Not applicable
Total class-specific expenses	$16,648	$8,262	$1,441	$238

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $327,000 in the fund’s statement of operations includes $219,000 in current fees (either paid in cash or deferred) and a net increase of $108,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

20	The New Economy Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended May 31, 2014

Class A	$949,352	24,522	$559,590	14,699	$(615,187)	(15,962)	$893,755	23,259
Class B	3,272	89	3,381	93	(14,043)	(384)	(7,390)	(202)
Class C	121,241	3,345	22,777	638	(45,621)	(1,262)	98,397	2,721
Class F-1	185,590	4,789	27,487	721	(147,313)	(3,809)	65,764	1,701
Class F-2	259,718	6,699	21,174	557	(75,981)	(1,992)	204,911	5,264
Class 529-A	45,961	1,196	20,969	555	(17,849)	(464)	49,081	1,287
Class 529-B	602	16	506	14	(1,898)	(52)	(790)	(22)
Class 529-C	13,299	362	6,032	167	(6,009)	(164)	13,322	365
Class 529-E	2,936	78	1,046	28	(645)	(17)	3,337	89
Class 529-F-1	5,338	139	1,475	39	(2,278)	(59)	4,535	119
Class R-1	13,334	358	2,103	57	(5,388)	(144)	10,049	271
Class R-2	29,719	797	10,844	296	(29,342)	(790)	11,221	303
Class R-3	84,775	2,217	17,185	459	(46,181)	(1,217)	55,779	1,459
Class R-4	119,235	3,113	16,184	428	(47,201)	(1,232)	88,218	2,309
Class R-5	56,262	1,448	15,795	414	(154,896)	(4,028)	(82,839)	(2,166)
Class R-6	319,872	8,302	63,334	1,663	(52,375)	(1,354)	330,831	8,611
Total net increase (decrease)	$2,210,506	57,470	$789,882	20,828	$(1,262,207)	(32,930)	$1,738,181	45,368

Year ended November 30, 2013
Class A	$1,346,842	40,376	$208,058	7,397	$(911,557)	(27,868)	$643,343	19,905
Class B	7,162	225	1,531	57	(20,042)	(643)	(11,349)	(361)
Class C	128,010	4,007	5,896	222	(51,508)	(1,651)	82,398	2,578
Class F-1	247,530	7,245	4,991	177	(61,931)	(1,848)	190,590	5,574
Class F-2	198,082	5,745	3,851	137	(41,092)	(1,248)	160,841	4,634
Class 529-A	63,174	1,926	7,189	257	(26,566)	(814)	43,797	1,369
Class 529-B	747	24	234	9	(2,947)	(95)	(1,966)	(62)
Class 529-C	17,070	541	1,909	71	(9,543)	(305)	9,436	307
Class 529-E	3,101	96	342	12	(1,074)	(33)	2,369	75
Class 529-F-1	5,417	164	492	17	(1,932)	(59)	3,977	122
Class R-1	10,373	321	701	26	(9,112)	(291)	1,962	56
Class R-2	47,774	1,496	3,839	141	(48,917)	(1,546)	2,696	91
Class R-3	91,757	2,787	5,659	204	(70,623)	(2,184)	26,793	807
Class R-4	82,091	2,480	5,845	209	(50,222)	(1,525)	37,714	1,164
Class R-5	76,557	2,279	5,009	178	(37,629)	(1,129)	43,937	1,328
Class R-6	249,660	7,537	20,730	737	(72,237)	(2,178)	198,153	6,096
Total net increase (decrease)	$2,575,347	77,249	$276,276	9,851	$(1,416,932)	(43,417)	$1,434,691	43,683

*Includes exchanges between share classes of the fund.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $2,178,065,000 and $1,812,335,000, respectively, during the six months ended May 31, 2014.

The New Economy Fund	21

Financial highlights

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:	Six months ended 5/31/2014[5,6]	$39.61	$.15	$1.99	$2.14
	Year ended 11/30/2013	28.83	.17	11.67	11.84
	Year ended 11/30/2012	24.14	.16	4.65	4.81
	Year ended 11/30/2011	24.22	.11	(.02)	.09
	Year ended 11/30/2010	21.87	.18	2.28	2.46
	Year ended 11/30/2009	15.22	.12	6.76	6.88
Class B:	Six months ended 5/31/2014[5,6]	37.59	— [8]	1.89	1.89
	Year ended 11/30/2013	27.45	(.08)	11.10	11.02
	Year ended 11/30/2012	23.04	(.05)	4.46	4.41
	Year ended 11/30/2011	23.14	(.08)	(.02)	(.10)
	Year ended 11/30/2010	20.95	— [8]	2.19	2.19
	Year ended 11/30/2009	14.50	(.02)	6.50	6.48
Class C:	Six months ended 5/31/2014[5,6]	37.16	— [8]	1.85	1.85
	Year ended 11/30/2013	27.15	(.10)	10.99	10.89
	Year ended 11/30/2012	22.80	(.05)	4.40	4.35
	Year ended 11/30/2011	22.90	(.08)	(.02)	(.10)
	Year ended 11/30/2010	20.75	— [8]	2.16	2.16
	Year ended 11/30/2009	14.39	(.02)	6.44	6.42
Class F-1:	Six months ended 5/31/2014[5,6]	39.67	.14	1.99	2.13
	Year ended 11/30/2013	28.87	.14	11.70	11.84
	Year ended 11/30/2012	24.16	.16	4.66	4.82
	Year ended 11/30/2011	24.23	.11	(.01)	.10
	Year ended 11/30/2010	21.90	.18	2.28	2.46
	Year ended 11/30/2009	15.11	.12	6.77	6.89
Class F-2:	Six months ended 5/31/2014[5,6]	39.65	.20	1.99	2.19
	Year ended 11/30/2013	28.88	.24	11.68	11.92
	Year ended 11/30/2012	24.19	.23	4.65	4.88
	Year ended 11/30/2011	24.27	.18	(.02)	.16
	Year ended 11/30/2010	21.93	.24	2.29	2.53
	Year ended 11/30/2009	15.24	.14	6.81	6.95
Class 529-A:	Six months ended 5/31/2014[5,6]	39.33	.13	1.98	2.11
	Year ended 11/30/2013	28.65	.14	11.58	11.72
	Year ended 11/30/2012	24.00	.14	4.63	4.77
	Year ended 11/30/2011	24.10	.10	(.02)	.08
	Year ended 11/30/2010	21.77	.17	2.27	2.44
	Year ended 11/30/2009	15.16	.12	6.72	6.84
Class 529-B:	Six months ended 5/31/2014[5,6]	37.68	(.02)	1.88	1.86
	Year ended 11/30/2013	27.54	(.11)	11.13	11.02
	Year ended 11/30/2012	23.15	(.08)	4.47	4.39
	Year ended 11/30/2011	23.27	(.11)	(.01)	(.12)
	Year ended 11/30/2010	21.09	(.02)	2.20	2.18
	Year ended 11/30/2009	14.63	(.03)	6.54	6.51
Class 529-C:	Six months ended 5/31/2014[5,6]	37.62	(.02)	1.88	1.86
	Year ended 11/30/2013	27.49	(.12)	11.13	11.01
	Year ended 11/30/2012	23.11	(.07)	4.45	4.38
	Year ended 11/30/2011	23.24	(.10)	(.02)	(.12)
	Year ended 11/30/2010	21.06	(.01)	2.19	2.18
	Year ended 11/30/2009	14.62	(.03)	6.53	6.50

22	The New Economy Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[4]		Ratio of net income (loss) to average net assets[2,4]
$(.14)	$(2.39)	$(2.53)	$39.22	5.58%	$9,744	.79%[7]		.79%[7]		.77%[7]
(.18)	(.88)	(1.06)	39.61	42.52	8,920	.83		.83		.50
(.12)	—	(.12)	28.83	20.02	5,919	.87		.87		.59
(.17)	—	(.17)	24.14	.31	5,298	.85		.85		.45
(.11)	—	(.11)	24.22	11.34	5,760	.86		.86		.78
(.23)	—	(.23)	21.87	45.88	5,733	.95		.94		.67
—	(2.39)	(2.39)	37.09	5.20	46	1.56	[7]	1.56	[7]	(.02)[7]
—	(.88)	(.88)	37.59	41.39	55	1.60		1.60		(.24)
—	—	—	27.45	19.09	50	1.63		1.63		(.19)
—	—	—	23.04	(.39)	62	1.62		1.62		(.34)
—	—	—	23.14	10.45	90	1.64		1.64		— [9]
(.03)	—	(.03)	20.95	44.73	117	1.72		1.71		(.09)
—	(2.39)	(2.39)	36.62	5.15	445	1.60	[7]	1.60	[7]	(.02)[7]
—	(.88)	(.88)	37.16	41.37	350	1.63		1.63		(.32)
—	—	—	27.15	19.08	186	1.67		1.67		(.22)
—	—	—	22.80	(.47)	172	1.63		1.63		(.33)
(.01)	—	(.01)	22.90	10.45	188	1.64		1.64		.01
(.06)	—	(.06)	20.75	44.81	182	1.69		1.68		(.09)
(.16)	(2.39)	(2.55)	39.25	5.57	480	.84	[7]	.84	[7]	.73 [7]
(.16)	(.88)	(1.04)	39.67	42.46	418	.86		.86		.43
(.11)	—	(.11)	28.87	20.03	143	.86		.86		.61
(.17)	—	(.17)	24.16	.33	143	.85		.85		.44
(.13)	—	(.13)	24.23	11.32	167	.86		.86		.77
(.10)	—	(.10)	21.90	45.93	187	.91		.91		.66
(.23)	(2.39)	(2.62)	39.22	5.72	532	.57	[7]	.57	[7]	1.02 [7]
(.27)	(.88)	(1.15)	39.65	42.88	330	.57		.57		.70
(.19)	—	(.19)	28.88	20.35	106	.59		.59		.87
(.24)	—	(.24)	24.19	.58	72	.59		.59		.72
(.19)	—	(.19)	24.27	11.63	63	.59		.59		1.06
(.26)	—	(.26)	21.93	46.33	54	.62		.61		.69
(.12)	(2.39)	(2.51)	38.93	5.56	372	.87	[7]	.87	[7]	.70 [7]
(.16)	(.88)	(1.04)	39.33	42.38	325	.91		.91		.42
(.12)	—	(.12)	28.65	19.92	197	.93		.93		.53
(.18)	—	(.18)	24.00	.32	156	.90		.90		.40
(.11)	—	(.11)	24.10	11.27	135	.91		.91		.75
(.23)	—	(.23)	21.77	45.84	110	.97		.97		.64
—	(2.39)	(2.39)	37.15	5.10	7	1.68	[7]	1.68	[7]	(.13)[7]
—	(.88)	(.88)	37.68	41.26	8	1.72		1.72		(.36)
—	—	—	27.54	18.96	8	1.75		1.75		(.31)
—	—	—	23.15	(.52)	10	1.72		1.72		(.43)
—	—	—	23.27	10.34	13	1.74		1.74		(.10)
(.05)	—	(.05)	21.09	44.65	14	1.80		1.80		(.18)
—	(2.39)	(2.39)	37.09	5.11	106	1.67	[7]	1.67	[7]	(.11)[7]
—	(.88)	(.88)	37.62	41.30	94	1.71		1.71		(.38)
—	—	—	27.49	18.95	60	1.74		1.74		(.28)
(.01)	—	(.01)	23.11	(.53)	49	1.71		1.71		(.41)
—	—	—	23.24	10.35	44	1.72		1.72		(.07)
(.06)	—	(.06)	21.06	44.71	36	1.79		1.79		(.18)

See page 26 for footnotes.

The New Economy Fund	23

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-E:	Six months ended 5/31/2014[5,6]	$38.91	$.08	$1.96	$2.04
	Year ended 11/30/2013	28.35	.05	11.48	11.53
	Year ended 11/30/2012	23.75	.07	4.57	4.64
	Year ended 11/30/2011	23.85	.03	(.01)	.02
	Year ended 11/30/2010	21.57	.10	2.24	2.34
	Year ended 11/30/2009	15.01	.06	6.67	6.73
Class 529-F-1:	Six months ended 5/31/2014[5,6]	39.33	.17	1.97	2.14
	Year ended 11/30/2013	28.65	.21	11.58	11.79
	Year ended 11/30/2012	24.01	.19	4.62	4.81
	Year ended 11/30/2011	24.09	.16	(.03)	.13
	Year ended 11/30/2010	21.77	.21	2.27	2.48
	Year ended 11/30/2009	15.17	.15	6.73	6.88
Class R-1:	Six months ended 5/31/2014[5,6]	37.99	— [8]	1.90	1.90
	Year ended 11/30/2013	27.72	(.08)	11.23	11.15
	Year ended 11/30/2012	23.27	(.04)	4.49	4.45
	Year ended 11/30/2011	23.39	(.08)	(.01)	(.09)
	Year ended 11/30/2010	21.20	.01	2.21	2.22
	Year ended 11/30/2009	14.71	(.01)	6.57	6.56
Class R-2:	Six months ended 5/31/2014[5,6]	38.16	— [8]	1.91	1.91
	Year ended 11/30/2013	27.84	(.07)	11.27	11.20
	Year ended 11/30/2012	23.37	(.05)	4.52	4.47
	Year ended 11/30/2011	23.47	(.08)	(.02)	(.10)
	Year ended 11/30/2010	21.26	— [8]	2.21	2.21
	Year ended 11/30/2009	14.76	(.03)	6.59	6.56
Class R-3:	Six months ended 5/31/2014[5,6]	38.98	.08	1.96	2.04
	Year ended 11/30/2013	28.38	.06	11.50	11.56
	Year ended 11/30/2012	23.77	.07	4.58	4.65
	Year ended 11/30/2011	23.87	.03	(.02)	.01
	Year ended 11/30/2010	21.58	.11	2.25	2.36
	Year ended 11/30/2009	15.01	.07	6.67	6.74
Class R-4:	Six months ended 5/31/2014[5,6]	39.36	.15	1.96	2.11
	Year ended 11/30/2013	28.67	.16	11.60	11.76
	Year ended 11/30/2012	24.01	.16	4.63	4.79
	Year ended 11/30/2011	24.11	.12	(.03)	.09
	Year ended 11/30/2010	21.79	.18	2.27	2.45
	Year ended 11/30/2009	15.17	.13	6.73	6.86
Class R-5:	Six months ended 5/31/2014[5,6]	39.80	.20	1.99	2.19
	Year ended 11/30/2013	28.98	.26	11.71	11.97
	Year ended 11/30/2012	24.26	.25	4.67	4.92
	Year ended 11/30/2011	24.34	.19	(.03)	.16
	Year ended 11/30/2010	21.97	.24	2.31	2.55
	Year ended 11/30/2009	15.31	.17	6.80	6.97
Class R-6:	Six months ended 5/31/2014[5,6]	39.73	.21	1.99	2.20
	Year ended 11/30/2013	28.93	.28	11.69	11.97
	Year ended 11/30/2012	24.23	.26	4.66	4.92
	Year ended 11/30/2011	24.31	.21	(.03)	.18
	Year ended 11/30/2010	21.92	.27	2.28	2.55
	Period from 5/1/2009 to 11/30/2009[5,10]	17.22	.13	4.57	4.70

24	The New Economy Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[4]		Ratio of net income (loss) to average net assets[2,4]
$(.05)	$(2.39)	$(2.44)	$38.51	5.41%	$20	1.13%[7]		1.13%[7]		.44%[7]
(.09)	(.88)	(.97)	38.91	42.04	17	1.16		1.16		.16
(.04)	—	(.04)	28.35	19.59	10	1.20		1.20		.26
(.12)	—	(.12)	23.75	— [7]	8	1.19		1.19		.11
(.06)	—	(.06)	23.85	10.93	7	1.21		1.21		.44
(.17)	—	(.17)	21.57	45.45	6	1.28		1.27		.34
(.18)	(2.39)	(2.57)	38.90	5.64	26	.67	[7]	.67	[7]	.90 [7]
(.23)	(.88)	(1.11)	39.33	42.69	22	.71		.71		.62
(.17)	—	(.17)	28.65	20.17	13	.74		.74		.73
(.21)	—	(.21)	24.01	.47	10	.70		.70		.62
(.16)	—	(.16)	24.09	11.47	7	.71		.71		.94
(.28)	—	(.28)	21.77	46.18	6	.78		.77		.79
—	(2.39)	(2.39)	37.50	5.17	43	1.57	[7]	1.57	[7]	— [7,9]
—	(.88)	(.88)	37.99	41.46	33	1.59		1.59		(.25)
—	—	—	27.72	19.12	23	1.61		1.61		(.15)
(.03)	—	(.03)	23.27	(.41)	23	1.61		1.61		(.32)
(.03)	—	(.03)	23.39	10.46	22	1.62		1.62		.03
(.07)	—	(.07)	21.20	44.78	16	1.68		1.68		(.08)
—	(2.39)	(2.39)	37.68	5.17	182	1.57	[7]	1.57	[7]	— [7,9]
—	(.88)	(.88)	38.16	41.47	173	1.57		1.57		(.23)
—	—	—	27.84	19.13	124	1.63		1.63		(.17)
—	—	—	23.37	(.43)	112	1.63		1.63		(.33)
—	—	—	23.47	10.40	118	1.67		1.67		(.01)
(.06)	—	(.06)	21.26	44.58	108	1.81		1.80		(.19)
(.06)	(2.39)	(2.45)	38.57	5.41	316	1.13	[7]	1.13	[7]	.44 [7]
(.08)	(.88)	(.96)	38.98	42.09	262	1.15		1.15		.19
(.04)	—	(.04)	28.38	19.62	168	1.18		1.18		.28
(.11)	—	(.11)	23.77	.04	150	1.17		1.17		.13
(.07)	—	(.07)	23.87	10.98	150	1.18		1.18		.47
(.17)	—	(.17)	21.58	45.39	127	1.25		1.24		.36
(.14)	(2.39)	(2.53)	38.94	5.56	340	.82	[7]	.82	[7]	.76 [7]
(.19)	(.88)	(1.07)	39.36	42.52	252	.83		.83		.49
(.13)	—	(.13)	28.67	20.06	150	.85		.85		.61
(.19)	—	(.19)	24.01	.35	132	.85		.85		.45
(.13)	—	(.13)	24.11	11.28	111	.86		.86		.79
(.24)	—	(.24)	21.79	45.97	85	.90		.90		.71
(.23)	(2.39)	(2.62)	39.37	5.70	145	.51	[7]	.51	[7]	1.04 [7]
(.27)	(.88)	(1.15)	39.80	42.93	233	.53		.53		.79
(.20)	—	(.20)	28.98	20.45	131	.54		.54		.92
(.24)	—	(.24)	24.26	.64	111	.54		.54		.76
(.18)	—	(.18)	24.34	11.65	133	.56		.56		1.08
(.31)	—	(.31)	21.97	46.45	165	.59		.59		.99
(.24)	(2.39)	(2.63)	39.30	5.75	1,274	.47	[7]	.47	[7]	1.11 [7]
(.29)	(.88)	(1.17)	39.73	43.02	945	.48		.48		.84
(.22)	—	(.22)	28.93	20.48	512	.49		.49		.97
(.26)	—	(.26)	24.23	.70	340	.49		.49		.81
(.16)	—	(.16)	24.31	11.68	270	.51		.51		1.17
—	—	—	21.92	27.29	154	.54	[7]	.54	[7]	1.06 [7]

See page 26 for footnotes.

The New Economy Fund	25

Financial highlights (continued)

	Six months ended May 31,	Year ended November 30
	2014[5,6]	2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	15%	29%	37%	45%	47%	51%

[1]	Based on average shares outstanding.
[2]	For the period ended May 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.09 and .23 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	This column reflects the impact, if any, of certain waivers from CRMC. During one of the periods shown, CRMC reduced fees for investment advisory services.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Unaudited.
[7]	Annualized.
[8]	Amount less than $.01.
[9]	Amount less than .01%.
[10]	Class R-6 shares were offered beginning May 1, 2009.

See Notes to Financial Statements

26	The New Economy Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (December 1, 2013, through May 31, 2014).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The New Economy Fund	27

	Beginning account value 12/1/2013	Ending account value 5/31/2014	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,055.84	$4.05	.79%
Class A — assumed 5% return	1,000.00	1,020.99	3.98	.79
Class B — actual return	1,000.00	1,051.98	7.98	1.56
Class B — assumed 5% return	1,000.00	1,017.15	7.85	1.56
Class C — actual return	1,000.00	1,051.51	8.18	1.60
Class C — assumed 5% return	1,000.00	1,016.95	8.05	1.60
Class F-1 — actual return	1,000.00	1,055.71	4.31	.84
Class F-1 — assumed 5% return	1,000.00	1,020.74	4.23	.84
Class F-2 — actual return	1,000.00	1,057.21	2.92	.57
Class F-2 — assumed 5% return	1,000.00	1,022.09	2.87	.57
Class 529-A — actual return	1,000.00	1,055.59	4.46	.87
Class 529-A — assumed 5% return	1,000.00	1,020.59	4.38	.87
Class 529-B — actual return	1,000.00	1,051.01	8.59	1.68
Class 529-B — assumed 5% return	1,000.00	1,016.55	8.45	1.68
Class 529-C — actual return	1,000.00	1,051.13	8.54	1.67
Class 529-C — assumed 5% return	1,000.00	1,016.60	8.40	1.67
Class 529-E — actual return	1,000.00	1,054.13	5.79	1.13
Class 529-E — assumed 5% return	1,000.00	1,019.30	5.69	1.13
Class 529-F-1 — actual return	1,000.00	1,056.41	3.44	.67
Class 529-F-1 — assumed 5% return	1,000.00	1,021.59	3.38	.67
Class R-1 — actual return	1,000.00	1,051.73	8.03	1.57
Class R-1 — assumed 5% return	1,000.00	1,017.10	7.90	1.57
Class R-2 — actual return	1,000.00	1,051.72	8.03	1.57
Class R-2 — assumed 5% return	1,000.00	1,017.10	7.90	1.57
Class R-3 — actual return	1,000.00	1,054.12	5.79	1.13
Class R-3 — assumed 5% return	1,000.00	1,019.30	5.69	1.13
Class R-4 — actual return	1,000.00	1,055.59	4.20	.82
Class R-4 — assumed 5% return	1,000.00	1,020.84	4.13	.82
Class R-5 — actual return	1,000.00	1,057.05	2.62	.51
Class R-5 — assumed 5% return	1,000.00	1,022.39	2.57	.51
Class R-6 — actual return	1,000.00	1,057.48	2.41	.47
Class R-6 — assumed 5% return	1,000.00	1,022.59	2.37	.47

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

28	The New Economy Fund

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete May 31, 2014, portfolio of The New Economy Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The New Economy Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The New Economy Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2014, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 26 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 56% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2013.
[2]	Based on Class A share results for rolling periods through December 31, 2013. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	Based on management fees for the 20-year period ended December 31, 2013, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The New Economy Fund Investment portfolio May 31, 2014

unaudited

Common stocks 87.60%
		Value
Health care 20.98%	Shares	(000)

Gilead Sciences, Inc.[1]	4,246,563	$ 344,863
Thermo Fisher Scientific Inc.	2,446,000	285,962
Alexion Pharmaceuticals, Inc.[1]	1,649,900	274,411
Grifols, SA, Class A, non-registered shares	1,601,000	86,750
Grifols, SA, Class B, non-registered shares	1,318,175	54,625
Grifols, SA, Class B (ADR)	1,040,085	43,288
Hologic, Inc.[1]	7,121,450	174,048
Amgen Inc.	1,199,995	139,187
Stryker Corp.	1,507,750	127,390
McKesson Corp.	600,000	113,784
Biogen Idec Inc.[1]	354,150	113,105
Illumina, Inc.[1]	643,776	101,878
NuVasive, Inc.[1,2]	2,917,700	97,276
Myriad Genetics, Inc.[1]	2,922,695	96,917
BioMarin Pharmaceutical Inc.[1]	1,596,050	92,507
Mesoblast Ltd.[1,2]	20,210,000	91,033
Synageva BioPharma Corp.[1]	998,587	81,035
William Demant Holding A/S1	873,000	78,367
UCB SA	962,700	76,744
UnitedHealth Group Inc.	921,300	73,363
St. Jude Medical, Inc.	1,087,700	70,592
Endo International PLC[1]	803,900	56,747
Bayer AG	360,000	52,067
Aetna Inc.	577,000	44,746
Insulet Corp.[1]	1,185,000	43,407
Envision Healthcare Holdings, Inc.[1]	1,000,000	34,480
Boston Scientific Corp.[1]	2,551,292	32,733
QIAGEN NV1	1,290,814	29,614
Humana Inc.	227,533	28,319
Edwards Lifesciences Corp.[1]	185,600	15,071
		2,954,309
Information technology 18.05%

Google Inc., Class A1	262,225	149,901
Google Inc., Class C1	262,225	147,103
Samsung Electronics Co. Ltd.	163,047	230,618
Baidu, Inc., Class A (ADR)[1]	886,400	147,142
Intuit Inc.	1,717,200	136,157
Accenture PLC, Class A	1,638,300	133,440
Texas Instruments Inc.	2,555,000	120,034
AAC Technologies Holdings Inc.	17,712,000	104,518
Oracle Corp.	2,110,500	88,683
Adobe Systems Inc.[1]	1,175,000	75,835
Motorola Solutions, Inc.	1,080,425	72,842
Gemalto NV	666,300	72,344
Common stocks
		Value
Information technology (continued)	Shares	(000)

Seagate Technology	1,309,397	$ 70,354
Yandex NV, Class A1	2,098,000	65,332
Apple Inc.	102,600	64,946
Delta Electronics, Inc.	9,598,000	62,417
Cray Inc.[1]	1,990,000	55,800
Western Union Co.	3,435,000	55,544
Yahoo! Inc.[1]	1,535,000	53,188
Murata Manufacturing Co., Ltd.	620,000	52,517
Autodesk, Inc.[1]	1,000,000	52,370
Avago Technologies Ltd.	731,000	51,660
Trimble Navigation Ltd.[1]	1,410,300	50,870
SAP AG	650,000	49,760
TriQuint Semiconductor, Inc.[1]	3,161,510	49,193
Hexagon AB, Class B	1,426,838	44,839
Mail.Ru Group Ltd. (GDR)[1]	1,300,000	44,252
Youku Tudou Inc., Class A (ADR)[1]	1,800,000	35,100
Freescale Semiconductor, Ltd.[1]	1,551,980	34,438
NetEase, Inc. (ADR)	430,800	30,656
Palo Alto Networks, Inc.[1]	396,000	29,664
ASML Holding NV	272,340	23,373
Cognizant Technology Solutions Corp., Class A1	455,500	22,142
EMC Corp.	750,000	19,920
Hittite Microwave Corp.	215,000	12,642
CoStar Group, Inc.[1]	73,500	11,653
Demand Media, Inc.[1]	1,500,000	6,900
Microsoft Corp.	165,000	6,755
Pandora Media, Inc.[1]	257,000	6,304
		2,541,206
Consumer discretionary 17.41%

Netflix, Inc.[1]	934,800	390,587
Galaxy Entertainment Group Ltd.	28,120,000	224,693
Daily Mail and General Trust PLC, Class A, nonvoting	10,236,701	149,367
lululemon athletica inc.[1]	3,299,197	147,243
MGM China Holdings Ltd.	36,772,000	128,060
Amazon.com, Inc.[1]	403,400	126,083
Kingfisher PLC	15,865,000	104,244
ProSiebenSat.1 Media AG	2,071,000	94,249
DIRECTV[1]	1,024,600	84,468
Melco Crown Entertainment Ltd. (ADR)	2,448,900	84,414
Thomas Cook Group PLC[1]	26,608,023	73,145
Garmin Ltd.	1,100,000	64,801
Twenty-First Century Fox, Inc., Class A	1,729,325	61,235
Sands China Ltd.	7,780,000	56,697
Time Warner Inc.	800,000	55,864
JCDecaux SA	1,400,000	55,783
Lions Gate Entertainment Corp.	2,105,000	55,004
Reed Elsevier PLC	3,430,000	54,676
Liberty Global PLC, Class A1	872,700	39,289
Liberty Global PLC, Class C1	205,400	8,791
William Hill PLC	7,900,000	47,088
SJM Holdings Ltd.	16,340,000	46,894
John Wiley & Sons, Inc., Class A	700,000	38,346
Home Depot, Inc.	470,300	37,732
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

WPP PLC	1,650,000	$ 35,595
Kering SA	157,000	34,692
Nordstrom, Inc.	473,300	32,213
AutoNation, Inc.[1]	519,000	29,671
Comcast Corp., Class A	538,900	28,131
NIKE, Inc., Class B	273,200	21,012
Zhongsheng Group Holdings Ltd.	14,264,500	17,884
YUM! Brands, Inc.	214,500	16,583
Multi Screen Media Private Ltd.[1,3,4]	48,466	4,009
Multi Screen Media Private Ltd. (INR denominated)[1,3,4]	31,400	2,597
		2,451,140
Financials 11.36%

AIA Group Ltd.	27,722,200	138,916
Crown Castle International Corp.	1,389,400	106,609
SVB Financial Group[1]	882,800	93,091
Endurance Specialty Holdings Ltd.	1,526,000	78,925
Wells Fargo & Co.	1,362,300	69,178
Banco Espírito Santo, SA1	50,930,000	69,078
Eurobank Ergasias SA1	122,295,386	68,350
Altisource Residential Corp.	2,442,418	68,119
Ocwen Financial Corp.[1]	1,655,980	58,075
Principal Financial Group, Inc.	1,200,000	56,124
Piraeus Bank SA1	22,482,456	55,164
Aberdeen Asset Management PLC	7,370,000	54,986
HDFC Bank Ltd. (ADR)	1,200,000	54,036
Banco Santander, SA1	5,233,895	53,681
Marsh & McLennan Companies, Inc.	1,000,000	50,270
Chongqing Rural Commercial Bank Co., Ltd., Class H1	97,595,000	45,065
Fairfax Financial Holdings Ltd.	100,000	45,035
Bankia, SA1	22,130,000	44,978
Mizuho Financial Group, Inc.	22,900,000	44,540
JPMorgan Chase & Co.	800,000	44,456
Agricultural Bank of China, Class H	97,780,000	43,637
HSBC Holdings PLC	3,770,215	39,755
Fifth Third Bancorp	1,800,000	37,242
Industrial and Commercial Bank of China Ltd., Class H	48,736,000	31,682
Bank of China Ltd., Class H	55,556,000	26,442
UBS AG	1,134,312	22,775
Altisource Asset Management Corp.[1]	22,400	22,023
China Construction Bank Corp., Class H	27,994,050	20,545
Home Loan Servicing Solutions, Ltd.	898,300	20,032
Global Logistic Properties Ltd.	6,870,000	15,226
Altisource Portfolio Solutions SA1	127,400	14,041
Longfor Properties Co. Ltd.	5,855,500	7,409
		1,599,485
Industrials 7.81%

Nielsen NV	3,762,000	181,554
Ryanair Holdings PLC (ADR)[1]	2,274,700	129,339
CSX Corp.	3,592,222	105,611
Union Pacific Corp.	437,977	87,276
United Continental Holdings, Inc.[1]	1,690,996	75,029
Verisk Analytics, Inc., Class A1	1,226,000	72,567
Common stocks
		Value
Industrials (continued)	Shares	(000)

Sensata Technologies Holding NV1	1,506,300	$ 64,605
PT AKR Corporindo Tbk	173,899,680	61,442
Intertek Group PLC	1,000,000	48,912
JG Summit Holdings, Inc.	39,268,800	44,245
Babcock International Group PLC	2,076,923	42,264
BAE Systems PLC	5,940,000	42,126
Alliance Global Group, Inc.	58,300,000	39,506
Towers Watson & Co., Class A	338,500	38,085
AirAsia Bhd.	45,583,400	35,468
Danaher Corp.	250,000	19,608
KBR, Inc.	255,000	6,194
Beacon Roofing Supply, Inc.[1]	156,000	5,382
		1,099,213
Telecommunication services 3.39%

SoftBank Corp.	1,842,700	132,953
Verizon Communications Inc.	2,242,141	112,017
T-Mobile US, Inc.[1]	1,545,000	53,040
MTN Group Ltd.	2,200,000	46,367
Telephone and Data Systems, Inc.	1,331,100	36,885
Avanti Communications Group PLC[1,2]	6,933,372	33,035
CenturyLink, Inc.	727,700	27,413
Vodafone Group PLC	7,636,363	26,816
United States Cellular Corp.	188,434	8,093
		476,619
Energy 1.83%

Schlumberger Ltd.	1,122,400	116,775
Cheniere Energy, Inc.[1]	920,378	62,687
FMC Technologies, Inc.[1]	715,400	41,536
Halliburton Co.	480,000	31,027
C&J Energy Services, Inc.[1]	182,600	5,589
		257,614
Consumer staples 1.54%

Costco Wholesale Corp.	698,000	80,982
Associated British Foods PLC	1,408,000	71,228
Walgreen Co.	900,000	64,719
		216,929
Materials 0.36%

Syngenta AG	130,000	50,011
Miscellaneous 4.87%

Other common stocks in initial period of acquisition		685,931
Total common stocks (cost: $8,232,028,000)		12,332,457
Rights & warrants 0.04%

Miscellaneous 0.04%

Other rights & warrants in initial period of acquisition		5,845
Total rights & warrants (cost: $0)		5,845

	Principal amount	Value
Short-term securities 12.71%	(000)	(000)

Federal Home Loan Bank 0.05%–0.135% due 6/6–10/1/2014	$398,400	$ 398,372
Freddie Mac 0.055%–0.15% due 6/10–10/9/2014	203,700	203,679
Coca-Cola Co. 0.12%–0.20% due 7/22–12/1/2014[5]	191,500	191,420
IBM Corp. 0.06%–0.09% due 6/26–8/20/2014[5]	147,900	147,889
Fannie Mae 0.07%–0.13% due 7/21–11/12/2014	107,400	107,385
Procter & Gamble Co. 0.08%–0.10% due 6/3–8/14/2014[5]	97,000	96,993
Chevron Corp. 0.08% due 6/30/2014[5]	57,700	57,693
National Rural Utilities Cooperative Finance Corp. 0.09%–0.10% due 6/19–6/30/2014	50,400	50,397
United Parcel Service Inc. 0.12% due 10/2/2014[5]	50,000	49,977
United Technologies Corp. 0.07% due 6/25/2014[5]	49,300	49,298
Private Export Funding Corp. 0.17%–0.18% due 11/12–11/18/2014[5]	45,100	45,063
Paccar Financial Corp. 0.07% due 6/24–6/25/2014	43,100	43,098
Army and Air Force Exchange Service 0.07% due 6/11/2014[5]	35,800	35,799
Emerson Electric Co. 0.085%–0.11% due 7/21–7/30/2014[5]	34,300	34,294
Google Inc. 0.11% due 8/7/2014[5]	32,400	32,395
NetJets Inc. 0.06% due 6/5/2014[5]	30,300	30,300
3M Co. 0.08% due 6/23/2014[5]	29,100	29,097
Wal-Mart Stores, Inc. 0.05% due 6/23/2014[5]	27,800	27,799
Pfizer Inc 0.09% due 6/17/2014[5]	27,700	27,699
Microsoft Corp. 0.09% due 8/27/2014[5]	25,000	24,994
General Electric Co. 0.06% due 6/2/2014	22,400	22,400
PepsiCo Inc. 0.07%–0.08% due 6/5–7/25/2014[5]	22,100	22,099
Walt Disney Co. 0.07% due 6/27/2014[5]	21,400	21,399
Federal Farm Credit Banks 0.08% due 8/11/2014	20,000	19,998
eBay Inc. 0.11% due 8/12/2014[5]	17,300	17,296
John Deere Financial Ltd. 0.08% due 6/25/2014[5]	3,000	3,000
Total short-term securities (cost: $1,789,771,000)		1,789,833
Total investment securities (cost: $10,021,799,000)		14,128,135
Other assets less liabilities		(49,889)
Net assets		$14,078,246

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $6,606,000, which represented .05% of the net assets of the fund.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets

Multi Screen Media Private Ltd.	9/6/2000–4/18/2002	$ 21,520	$ 4,009.03%
Multi Screen Media Private Ltd. (INR denominated)	9/6/2000	10,055	2,597.02
Total restricted securities		$31,575	$6,606.05%

[5]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $944,504,000, which represented 6.71% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

INR = Indian rupees

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-014-0714O-S42164

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: July 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: July 31, 2014

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: July 31, 2014